Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 63,494,884	S/ 64,690,083
Total regulatory capital	9,811,486	9,754,806
Basic regulatory capital (Level 1)	7,461,727	7,016,417
Supplementary regulatory capital (Level 2)	S/ 2,349,759	S/ 2,738,389
Global capital to regulatory capital ratio	15.45%	15.08%